Share Based Payment (Tables)	6 Months Ended
Jun. 30, 2025
Share Based Payment [Abstract]
Schedule of Fair Value of the Options Granted

The following table lists the inputs used for calculation of fair value of the options granted for the six-month period ended June 30, 2025:

June 30, 2025
Expected volatility	92.06%
Exercise price	0.93
Share price	0.93
Risk-free interest rate	4.38%
Dividend yield	0
Expected life (years)	10

Schedule of Share-Based Expense Recognized in the Statements of Operation

The share-based expense recognized in the statements of operations were as follows:

	June 30,
	2025	2024
	U.S dollars in thousands
Share-based compensation expense - Research and development	$18	$154
Share-based compensation expense - General and administrative (*)	288	152
	$306	$306

(*)	Including $275 thousands in respect with RSUs granted to service providers in March 2025, see Note 4 above.